Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Money market fund							$ 70,900
Proceeds from related party							(76)	$ 65	$ 77
Restricted cash			$ 543	$ 350	$ 543	$ 350	355	394
Deferred offering costs							0	9
Foreign currency translation gain (loss)			$ (33)	$ (212)	$ 17	$ (591)	(707)	116	$ 316
Waltham Lease
Significant Accounting Policies [Line Items]
Lease expiration end date					2019-01
Animal-use Lease
Significant Accounting Policies [Line Items]
Lease expiration end date					2019-02
Corporate Credit Card
Significant Accounting Policies [Line Items]
Restricted cash							0	100
Company's Office Leases
Significant Accounting Policies [Line Items]
Restricted cash							$ 400	$ 300
Gates Foundation | Grant Agreement
Significant Accounting Policies [Line Items]
Proceeds from related party		$ 1,600
Gates Foundation | Grant Agreement | Series D Redeemable Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Stock issued during period, value, new issues	$ 8,000